Note 10 - Share Capital (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2020	26	5,536	3,541	9,103
Options exercised	-	(752)	-	(752)
Restricted share rights vested	(105)	-	-	(105)
Share-based compensation	116	1,745	-	1,861
Balance at November 30, 2021	37	6,529	3,541	10,107
Options exercised	-	(429)	-	(429)
Restricted share rights vested	(140)	-	-	(140)
Share-based compensation	138	2,254	-	2,392
Balance at November 30, 2022	35	8,354	3,541	11,930

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2020	10,732,000	1.51
Granted	3,015,000	1.84
Exercised(1)	(1,197,850)	1.00
Expired	(105,000)	2.50
Balance at November 30, 2021	12,444,150	1.63
Granted	4,694,445	1.61
Exercised(2)	(705,520)	1.58
Cancelled/Forfeited	(175,000)	2.01
Expired	(2,255,000)	1.70
Balance at November 30, 2022	14,003,075	1.61

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	November 30, 2022	November 30, 2021
Risk-free interest rate	3.54%	1.03%
Expected life (years)	2.87	2.74
Expected volatility	61.25%	59.80%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.87%	3.82%

Disclosure of range of exercise prices of outstanding share options [text block]
	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.78 - $0.96	1,837,500	0.79	1.00	1,837,500	0.79	1.00
$0.97 - $1.57	3,099,500	1.13	1.74	2,889,500	1.11	1.54
$1.58 - $1.60	4,145,500	1.60	4.98	1,036,375	1.60	4.98
$1.61 - $1.83	2,516,250	1.83	3.95	1,885,000	1.83	3.95
$1.84 - $3.38	2,404,325	2.67	2.93	2,306,695	2.70	2.88
	14,003,075	1.61	3.20	9,955,070	1.61	2.57

Disclosure of earnings per share [text block]
	Year ended November 30, 2022			Year ended November 30, 2021
	Loss for	Weighted	Loss	Income for	Weighted	Income
	the year	average shares	per share	the year	average shares	per share
	($)	outstanding	($)	($)	outstanding	($)
Basic income (loss) per share	(13,200)	154,045,370	(0.09)	100,355	149,407,112	0.67
Effect of dilutive securities:
Stock options	-	-	-	-	3,102,078	-
Diluted income (loss) per share	(13,200)	154,045,370	(0.09)	100,355	152,509,190	0.66

Restricted share rights [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2020	49,040	2.88
Granted	50,000	1.83
Vested	(36,540)	2.88
Balance at November 30, 2021	62,500	2.04
Granted	239,490	1.60
Vested	(72,564)	1.94
Balance at November 30, 2022	229,426	1.61